Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Parenthetical) (Details) $ in Millions	12 Months Ended
Mar. 31, 2022 USD ($)
Disclosure Of Prepayments And Other Assets [Abstract]
Third party financial liability	$ 118
Third party financial liability settled	$ 112